CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 30,216,911	$ 30,747,959	$ 117,670,355
Cost of sales	(28,582,737)	(26,000,180)	(107,343,838)
Gross profit	1,634,174	4,747,779	10,326,517
Operating expenses:
Selling expenses	(465,463)	(885,804)	(1,363,164)
General and administrative expenses	(5,459,470)	(2,332,017)	(2,686,008)
Total operating expenses	(5,924,933)	(3,217,821)	(4,049,172)
Other income (expenses):
Interest expenses	(1,684,596)	(2,027,843)	(2,416,950)
Interest income	295	375,634	2,008,182
Change in fair value of warrants	707,103	7,198,191	0
Other gains (loss) - net	414,206	21,688	(421,381)
Total other income (expenses)	(562,992)	5,567,670	(830,149)
Income before income taxes	(4,853,751)	7,097,628	5,447,196
Income tax expense (benefit)	104,526	225,319	(1,474,052)
Net (loss) income	(4,749,225)	7,322,947	3,973,144
Other comprehensive income
Foreign currency translation adjustments	(3,298,862)	(9,931,290)	1,478,821
Total other comprehensive income (loss)	(3,298,862)	(9,931,290)	1,478,821
Comprehensive (loss) income	$ (8,048,087)	$ (2,608,343)	$ 5,451,965
Earnings (loss) per share attributable to equity holders of the Company - Basic (in dollars per share)	$ (0.49)	$ 0.79	$ 0.67
Earnings (loss) per share attributable to equity holders of the Company - Diluted (in dollars per share)	$ (0.49)	$ 0.79	$ 0.67
Weighted average shares used in calculating earnings per ordinary share - Basic (in shares)	9,618,852	9,323,108	5,921,144
Weighted average shares used in calculating earnings per ordinary share - Diluted (in shares)	9,618,852	9,323,108	5,921,144